Intangible assets, net	12 Months Ended
Dec. 31, 2015
Intangible assets, net
Intangible assets, net

11.  Intangible assets, net

Intangible assets, net, consisted of the following:

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2014
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(1,968)	1,223
Purchased software and others	24,673	(13,168)	11,505

	36,864	(24,136)	12,728

As of December 31, 2015
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(2,606)	585
Purchased software and others	26,491	(14,842)	11,649

	38,682	(26,448)	12,234

Amortization expense was RMB 3,018, RMB 2,427 and RMB 2,312 for the years ended December 31, 2013, 2014 and 2015, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

Amortization expense of the existing technical know-how, customer relationship and purchased software for each of the next five years will be approximately RMB 1,906.